Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (842,448)	$ (1,193,079)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	12,137	32,333
Warranty provisions	35,414	40,828
Impairment of inventory	87,752	81,056
Impairment (reversal) expense of property, plant, and equipment, vehicles under operating leases, and intangible assets, net	(1,154)	723,524
Finance income	(5,256)	(52,797)
Finance expense	205,162	185,319
Fair value change - Earn-out rights and Class C Shares	(6,374)	(15,813)	[1]
Income tax benefit (expense)	5,255	(43,485)
Share of losses in associates	0	24,261
Net losses (gains) on derecognition and disposal of property, plant and equipment and intangible assets	12,908	(286)
Litigation provisions, net of insurance	0	(583)
Other provisions	64,775	35,993
Exchange rate income (loss), net	34,504	(38,546)
Other non-cash expense and income	(16,217)	40,931
Changes in operating assets and liabilities:
Inventories	37,641	345,169
Contract liabilities	(5,461)	(6,720)
Trade receivables, prepaid expenses, and other assets	64,070	(149,266)
Trade payables, accrued expenses, and other liabilities	(340,108)	(335,281)
Restricted deposits	(17,689)	(2,565)
Interest received	1,629	1,867
Interest paid	(164,338)	(146,545)
Taxes paid	(12,108)	(23,967)
Cash used for operating activities	(849,906)	(497,652)
Cash flows from investing activities
Additions to property, plant, and equipment	(66,358)	(88,032)
Additions to intangible assets	(145,216)	(201,581)
Additions to investment in associates	0	(38,816)
Reductions to other non-current assets	702	460
Proceeds from sale of property, plant and equipment	19	6,294
Cash used for investing activities	(210,853)	(321,675)
Cash flows from financing activities
Proceeds from short-term borrowings	1,728,328	1,954,240
Proceeds from long-term borrowings	12,873	0
Repayments of borrowings	(1,622,852)	(1,455,817)
Proceeds from equity issuance	700,000	200,000
Repayments of lease liabilities	(16,301)	(10,968)
Transaction costs	(33,323)	0
Cash provided by financing activities	768,725	687,455
Effect of foreign exchange rate changes on cash and cash equivalents	20,311	111,260
Net decrease in cash and cash equivalents	(271,723)	(20,612)
Cash and cash equivalents at the beginning of the period	1,159,300	739,237
Cash and cash equivalents at the end of the period	$ 887,577	$ 718,625

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).